S000066241 [Member] Expense Example - Wasatch International Select Fund	Sep. 30, 2025 USD ($)
Institutional Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 92
Expense Example, with Redemption, 3 Years	1,026
Expense Example, with Redemption, 5 Years	1,972
Expense Example, with Redemption, 10 Years	4,380
Investor Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	132
Expense Example, with Redemption, 3 Years	962
Expense Example, with Redemption, 5 Years	1,809
Expense Example, with Redemption, 10 Years	$ 4,005